Financial Information as per operating segments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 1,783,282,337	[1]	$ 1,698,360,794	$ 1,558,897,708
Domestic sales [Member]
Revenue	1,664,613,889		1,572,617,473	1,429,152,068
Exports sales [Member]
Revenue	$ 118,668,448		$ 125,743,321	$ 129,745,640

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.